BORROWINGS AND OTHER FINANCING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of bank borrowings
	At December 31,
	2017	2018
Short-term	$6,605,894	$3,368,272
Long-term, current portion	-	41,096,243
Subtotal	6,605,894	44,464,515
Long-term	32,513,900	41,435,099
Total borrowings from bank and other third parties	$39,119,794	$85,899,614

Schedule of Maturities of Long-term Debt
2019	$41,096,243
2020	35,471,022
2021	423,050
2022	439,972
2023	457,571
2024 and after	$4,643,484

Schedule of Capital Leased Assets
	As of December 31,
	2017	2018

Modules, inverters and etc.	$32,994,934	$46,411,683

Schedule of Future Minimum Lease Payments for Capital Leases
USD
Year ended December 31,
2019	$6,847,137
2020	8,007,305
2021	8,069,877
2022	8,000,827
2023	6,753,612
2024 and later	5,489,073
Total minimum lease payments	43,167,831
Less: Amount representing interest	(9,037,336)
Present value of net minimum lease payments	34,130,495
Current portion	5,004,187
Non-current portion	$29,126,308

	At December 31,
	2017	2018
Non-current portion for capital lease	$28,929,753	$29,126,308
Non-current portion for failed sale and lease back	$38,575,716	$48,748,462
Total failed sale-lease back and capital lease liabilities	67,505,469	77,874,770